Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	EATON VANCE SPECIAL INVESTMENT TRUST
Entity Central Index Key	0000031266
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000014207
Shareholder Report [Line Items]
Fund Name	Eaton Vance Balanced Fund
Class Name	Class A
Trading Symbol	EVIFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Balanced Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$50	0.98%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized
Footnote*	Expenses in the table reflect the expenses of both the Fund and Stock Portfolio and Core Bond Portfolio, the Portfolios in which it invests.

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.98%	[1]
AssetsNet	$ 1,057,316,611
Holdings Count | Holding	405
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,057,316,611
# of Portfolio Holdings (for Stock and Core Bond Portfolios)	405
Portfolio Turnover Rate	2%

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	1.0%
Collateralized Mortgage Obligations	1.2%
Commercial Mortgage-Backed Securities	2.4%
Asset-Backed Securities	4.8%
Short-Term Investments	5.0%
U.S. Treasury Obligations	8.4%
Corporate Bonds	9.2%
U.S. Government Agency Mortgage-Backed Securities	10.0%
Common Stocks	58.0%
Footnote	Description
Footnote†	Investment types less than 1% each

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Microsoft Corp.	4.8%
NVIDIA Corp.	4.7%
Uniform Mortgage-Backed Security, 5.50%, 30-Year, TBA	4.3%
Uniform Mortgage-Backed Security, 5.00%, 30-Year, TBA	3.4%
Apple, Inc.	3.1%
Amazon.com, Inc.	2.9%
Meta Platforms, Inc., Class A	2.2%
Broadcom, Inc.	2.1%
Alphabet, Inc., Class C	2.1%
Visa, Inc., Class A	1.5%
Total	31.1%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000014209
Shareholder Report [Line Items]
Fund Name	Eaton Vance Balanced Fund
Class Name	Class C
Trading Symbol	ECIFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Balanced Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$88	1.73%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized
Footnote*	Expenses in the table reflect the expenses of both the Fund and Stock Portfolio and Core Bond Portfolio, the Portfolios in which it invests.

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	1.73%	[2]
AssetsNet	$ 1,057,316,611
Holdings Count | Holding	405
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,057,316,611
# of Portfolio Holdings (for Stock and Core Bond Portfolios)	405
Portfolio Turnover Rate	2%

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	1.0%
Collateralized Mortgage Obligations	1.2%
Commercial Mortgage-Backed Securities	2.4%
Asset-Backed Securities	4.8%
Short-Term Investments	5.0%
U.S. Treasury Obligations	8.4%
Corporate Bonds	9.2%
U.S. Government Agency Mortgage-Backed Securities	10.0%
Common Stocks	58.0%
Footnote	Description
Footnote†	Investment types less than 1% each

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Microsoft Corp.	4.8%
NVIDIA Corp.	4.7%
Uniform Mortgage-Backed Security, 5.50%, 30-Year, TBA	4.3%
Uniform Mortgage-Backed Security, 5.00%, 30-Year, TBA	3.4%
Apple, Inc.	3.1%
Amazon.com, Inc.	2.9%
Meta Platforms, Inc., Class A	2.2%
Broadcom, Inc.	2.1%
Alphabet, Inc., Class C	2.1%
Visa, Inc., Class A	1.5%
Total	31.1%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000120937
Shareholder Report [Line Items]
Fund Name	Eaton Vance Balanced Fund
Class Name	Class I
Trading Symbol	EIIFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Balanced Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$37	0.73%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized
Footnote*	Expenses in the table reflect the expenses of both the Fund and Stock Portfolio and Core Bond Portfolio, the Portfolios in which it invests.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.73%	[3]
AssetsNet	$ 1,057,316,611
Holdings Count | Holding	405
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,057,316,611
# of Portfolio Holdings (for Stock and Core Bond Portfolios)	405
Portfolio Turnover Rate	2%

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	1.0%
Collateralized Mortgage Obligations	1.2%
Commercial Mortgage-Backed Securities	2.4%
Asset-Backed Securities	4.8%
Short-Term Investments	5.0%
U.S. Treasury Obligations	8.4%
Corporate Bonds	9.2%
U.S. Government Agency Mortgage-Backed Securities	10.0%
Common Stocks	58.0%
Footnote	Description
Footnote†	Investment types less than 1% each

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Microsoft Corp.	4.8%
NVIDIA Corp.	4.7%
Uniform Mortgage-Backed Security, 5.50%, 30-Year, TBA	4.3%
Uniform Mortgage-Backed Security, 5.00%, 30-Year, TBA	3.4%
Apple, Inc.	3.1%
Amazon.com, Inc.	2.9%
Meta Platforms, Inc., Class A	2.2%
Broadcom, Inc.	2.1%
Alphabet, Inc., Class C	2.1%
Visa, Inc., Class A	1.5%
Total	31.1%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000171358
Shareholder Report [Line Items]
Fund Name	Eaton Vance Balanced Fund
Class Name	Class R
Trading Symbol	ERIFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Balanced Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$63	1.23%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized
Footnote*	Expenses in the table reflect the expenses of both the Fund and Stock Portfolio and Core Bond Portfolio, the Portfolios in which it invests.

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.23%	[4]
AssetsNet	$ 1,057,316,611
Holdings Count | Holding	405
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,057,316,611
# of Portfolio Holdings (for Stock and Core Bond Portfolios)	405
Portfolio Turnover Rate	2%

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	1.0%
Collateralized Mortgage Obligations	1.2%
Commercial Mortgage-Backed Securities	2.4%
Asset-Backed Securities	4.8%
Short-Term Investments	5.0%
U.S. Treasury Obligations	8.4%
Corporate Bonds	9.2%
U.S. Government Agency Mortgage-Backed Securities	10.0%
Common Stocks	58.0%
Footnote	Description
Footnote†	Investment types less than 1% each

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Microsoft Corp.	4.8%
NVIDIA Corp.	4.7%
Uniform Mortgage-Backed Security, 5.50%, 30-Year, TBA	4.3%
Uniform Mortgage-Backed Security, 5.00%, 30-Year, TBA	3.4%
Apple, Inc.	3.1%
Amazon.com, Inc.	2.9%
Meta Platforms, Inc., Class A	2.2%
Broadcom, Inc.	2.1%
Alphabet, Inc., Class C	2.1%
Visa, Inc., Class A	1.5%
Total	31.1%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000171359
Shareholder Report [Line Items]
Fund Name	Eaton Vance Balanced Fund
Class Name	Class R6
Trading Symbol	ESIFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Balanced Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$35	0.68%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized
Footnote*	Expenses in the table reflect the expenses of both the Fund and Stock Portfolio and Core Bond Portfolio, the Portfolios in which it invests.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.68%	[5]
AssetsNet	$ 1,057,316,611
Holdings Count | Holding	405
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,057,316,611
# of Portfolio Holdings (for Stock and Core Bond Portfolios)	405
Portfolio Turnover Rate	2%

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	1.0%
Collateralized Mortgage Obligations	1.2%
Commercial Mortgage-Backed Securities	2.4%
Asset-Backed Securities	4.8%
Short-Term Investments	5.0%
U.S. Treasury Obligations	8.4%
Corporate Bonds	9.2%
U.S. Government Agency Mortgage-Backed Securities	10.0%
Common Stocks	58.0%
Footnote	Description
Footnote†	Investment types less than 1% each

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Microsoft Corp.	4.8%
NVIDIA Corp.	4.7%
Uniform Mortgage-Backed Security, 5.50%, 30-Year, TBA	4.3%
Uniform Mortgage-Backed Security, 5.00%, 30-Year, TBA	3.4%
Apple, Inc.	3.1%
Amazon.com, Inc.	2.9%
Meta Platforms, Inc., Class A	2.2%
Broadcom, Inc.	2.1%
Alphabet, Inc., Class C	2.1%
Visa, Inc., Class A	1.5%
Total	31.1%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000075110
Shareholder Report [Line Items]
Fund Name	Eaton Vance Core Bond Fund
Class Name	Class A
Trading Symbol	EAGIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Core Bond Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?Footnote Reference1

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$37	0.73%Footnote Reference2
Footnote	Description
Footnote[1]	Expenses in the table reflect the expenses of both the Fund and Core Bond Portfolio, the Portfolio in which it invests.
Footnote[2]	Annualized

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.73%	[6]
AssetsNet	$ 308,024,619
Holdings Count | Holding	346
InvestmentCompanyPortfolioTurnover	204.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$308,024,619
# of Portfolio Holdings (for Core Bond Portfolio)	346
Portfolio Turnover Rate (for Core Bond Portfolio)	204%

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	0.6%
Exchange-Traded Funds	1.5%
Collateralized Mortgage Obligations	3.0%
Commercial Mortgage-Backed Securities	5.8%
Asset-Backed Securities	11.5%
Short-Term Investments	11.6%
U.S. Treasury Obligations	20.1%
Corporate Bonds	22.0%
U.S. Government Agency Mortgage-Backed Securities	23.9%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of net assets)Footnote Referencea

Value	Value
Cash & Equivalents	(4.0%)
Not Rated	3.2%
CCC or Lower	0.2%
B	0.9%
BB	1.3%
BBB	18.6%
A	15.4%
AA	58.2%
AAA	6.2%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), or Kroll Bond Rating Agency, LLC (“Kroll”) for securitized debt instruments only (such as asset-backed and mortgage-backed securities). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P, Fitch and Kroll scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000033565
Shareholder Report [Line Items]
Fund Name	Eaton Vance Core Bond Fund
Class Name	Class I
Trading Symbol	EIGIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Core Bond Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?Footnote Reference1

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$24	0.48%Footnote Reference2
Footnote	Description
Footnote[1]	Expenses in the table reflect the expenses of both the Fund and Core Bond Portfolio, the Portfolio in which it invests.
Footnote[2]	Annualized

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.48%	[7]
AssetsNet	$ 308,024,619
Holdings Count | Holding	346
InvestmentCompanyPortfolioTurnover	204.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$308,024,619
# of Portfolio Holdings (for Core Bond Portfolio)	346
Portfolio Turnover Rate (for Core Bond Portfolio)	204%

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	0.6%
Exchange-Traded Funds	1.5%
Collateralized Mortgage Obligations	3.0%
Commercial Mortgage-Backed Securities	5.8%
Asset-Backed Securities	11.5%
Short-Term Investments	11.6%
U.S. Treasury Obligations	20.1%
Corporate Bonds	22.0%
U.S. Government Agency Mortgage-Backed Securities	23.9%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of net assets)Footnote Referencea

Value	Value
Cash & Equivalents	(4.0%)
Not Rated	3.2%
CCC or Lower	0.2%
B	0.9%
BB	1.3%
BBB	18.6%
A	15.4%
AA	58.2%
AAA	6.2%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), or Kroll Bond Rating Agency, LLC (“Kroll”) for securitized debt instruments only (such as asset-backed and mortgage-backed securities). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P, Fitch and Kroll scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000014213
Shareholder Report [Line Items]
Fund Name	Eaton Vance Dividend Builder Fund
Class Name	Class A
Trading Symbol	EVTMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Dividend Builder Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$52	1.01%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.01%	[8]
Expenses Represent Both Master and Feeder [Text]	What were the Fund costs for the last six months?
AssetsNet	$ 908,124,092
Holdings Count | Holding	57
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$908,124,092
# of Portfolio Holdings	57
Portfolio Turnover Rate	23%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	0.7%
Materials	1.6%
Real Estate	2.6%
Communication Services	3.5%
Utilities	3.9%
Consumer Discretionary	4.6%
Energy	6.1%
Consumer Staples	7.0%
Health Care	11.2%
Industrials	16.2%
Financials	21.1%
Information Technology	21.5%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Microsoft Corp.	4.7%
Broadcom, Inc.	4.0%
JPMorgan Chase & Co.	3.5%
Chevron Corp.	2.8%
Johnson & Johnson	2.6%
Coca-Cola Co.	2.5%
Procter & Gamble Co.	2.3%
3M Co.	2.2%
Intercontinental Exchange, Inc.	2.2%
EOG Resources, Inc.	2.2%
Total	29.0%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000014215
Shareholder Report [Line Items]
Fund Name	Eaton Vance Dividend Builder Fund
Class Name	Class C
Trading Symbol	ECTMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Dividend Builder Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$90	1.76%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	1.76%	[9]
Expenses Represent Both Master and Feeder [Text]	What were the Fund costs for the last six months?
AssetsNet	$ 908,124,092
Holdings Count | Holding	57
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$908,124,092
# of Portfolio Holdings	57
Portfolio Turnover Rate	23%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	0.7%
Materials	1.6%
Real Estate	2.6%
Communication Services	3.5%
Utilities	3.9%
Consumer Discretionary	4.6%
Energy	6.1%
Consumer Staples	7.0%
Health Care	11.2%
Industrials	16.2%
Financials	21.1%
Information Technology	21.5%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Microsoft Corp.	4.7%
Broadcom, Inc.	4.0%
JPMorgan Chase & Co.	3.5%
Chevron Corp.	2.8%
Johnson & Johnson	2.6%
Coca-Cola Co.	2.5%
Procter & Gamble Co.	2.3%
3M Co.	2.2%
Intercontinental Exchange, Inc.	2.2%
EOG Resources, Inc.	2.2%
Total	29.0%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000014216
Shareholder Report [Line Items]
Fund Name	Eaton Vance Dividend Builder Fund
Class Name	Class I
Trading Symbol	EIUTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Dividend Builder Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$39	0.76%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.76%	[10]
Expenses Represent Both Master and Feeder [Text]	What were the Fund costs for the last six months?
AssetsNet	$ 908,124,092
Holdings Count | Holding	57
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$908,124,092
# of Portfolio Holdings	57
Portfolio Turnover Rate	23%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	0.7%
Materials	1.6%
Real Estate	2.6%
Communication Services	3.5%
Utilities	3.9%
Consumer Discretionary	4.6%
Energy	6.1%
Consumer Staples	7.0%
Health Care	11.2%
Industrials	16.2%
Financials	21.1%
Information Technology	21.5%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Microsoft Corp.	4.7%
Broadcom, Inc.	4.0%
JPMorgan Chase & Co.	3.5%
Chevron Corp.	2.8%
Johnson & Johnson	2.6%
Coca-Cola Co.	2.5%
Procter & Gamble Co.	2.3%
3M Co.	2.2%
Intercontinental Exchange, Inc.	2.2%
EOG Resources, Inc.	2.2%
Total	29.0%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000014219
Shareholder Report [Line Items]
Fund Name	Eaton Vance Greater India Fund
Class Name	Class A
Trading Symbol	ETGIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Greater India Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$79	1.57%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized
Footnote*	Expenses in the table reflect the expenses of both the Fund and Greater India Portfolio, the Portfolio in which it invests.

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	1.57%	[11]
AssetsNet	$ 274,808,861
Holdings Count | Holding	69
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$274,808,861
# of Portfolio Holdings (for Greater India Portfolio)	69
Portfolio Turnover Rate (for Greater India Portfolio)	16%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	0.8%
Real Estate	1.6%
Utilities	2.9%
Industrials	4.2%
Communication Services	4.3%
Energy	5.9%
Consumer Staples	6.4%
Materials	7.3%
Health Care	7.9%
Information Technology	9.4%
Consumer Discretionary	18.0%
Financials	31.3%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

ICICI Bank Ltd.	7.7%
Reliance Industries Ltd.	5.9%
Infosys Ltd.	4.9%
HDFC Bank Ltd.	4.2%
Mahindra & Mahindra Ltd.	3.9%
Axis Bank Ltd.	3.2%
Bharti Airtel Ltd.	3.1%
Bajaj Finance Ltd.	3.0%
Eternal Ltd.	2.7%
Sun Pharmaceutical Industries Ltd.	2.5%
Total	41.1%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000034727
Shareholder Report [Line Items]
Fund Name	Eaton Vance Greater India Fund
Class Name	Class C
Trading Symbol	ECGIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Greater India Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$116	2.32%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized
Footnote*	Expenses in the table reflect the expenses of both the Fund and Greater India Portfolio, the Portfolio in which it invests.

Expenses Paid, Amount	$ 116
Expense Ratio, Percent	2.32%	[12]
AssetsNet	$ 274,808,861
Holdings Count | Holding	69
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$274,808,861
# of Portfolio Holdings (for Greater India Portfolio)	69
Portfolio Turnover Rate (for Greater India Portfolio)	16%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	0.8%
Real Estate	1.6%
Utilities	2.9%
Industrials	4.2%
Communication Services	4.3%
Energy	5.9%
Consumer Staples	6.4%
Materials	7.3%
Health Care	7.9%
Information Technology	9.4%
Consumer Discretionary	18.0%
Financials	31.3%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

ICICI Bank Ltd.	7.7%
Reliance Industries Ltd.	5.9%
Infosys Ltd.	4.9%
HDFC Bank Ltd.	4.2%
Mahindra & Mahindra Ltd.	3.9%
Axis Bank Ltd.	3.2%
Bharti Airtel Ltd.	3.1%
Bajaj Finance Ltd.	3.0%
Eternal Ltd.	2.7%
Sun Pharmaceutical Industries Ltd.	2.5%
Total	41.1%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000081648
Shareholder Report [Line Items]
Fund Name	Eaton Vance Greater India Fund
Class Name	Class I
Trading Symbol	EGIIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Greater India Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$66	1.32%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized
Footnote*	Expenses in the table reflect the expenses of both the Fund and Greater India Portfolio, the Portfolio in which it invests.

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.32%	[13]
AssetsNet	$ 274,808,861
Holdings Count | Holding	69
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$274,808,861
# of Portfolio Holdings (for Greater India Portfolio)	69
Portfolio Turnover Rate (for Greater India Portfolio)	16%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	0.8%
Real Estate	1.6%
Utilities	2.9%
Industrials	4.2%
Communication Services	4.3%
Energy	5.9%
Consumer Staples	6.4%
Materials	7.3%
Health Care	7.9%
Information Technology	9.4%
Consumer Discretionary	18.0%
Financials	31.3%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

ICICI Bank Ltd.	7.7%
Reliance Industries Ltd.	5.9%
Infosys Ltd.	4.9%
HDFC Bank Ltd.	4.2%
Mahindra & Mahindra Ltd.	3.9%
Axis Bank Ltd.	3.2%
Bharti Airtel Ltd.	3.1%
Bajaj Finance Ltd.	3.0%
Eternal Ltd.	2.7%
Sun Pharmaceutical Industries Ltd.	2.5%
Total	41.1%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000014223
Shareholder Report [Line Items]
Fund Name	Eaton Vance Growth Fund
Class Name	Class A
Trading Symbol	EALCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Growth Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$54	1.05%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.05%	[14]
Expenses Represent Both Master and Feeder [Text]	What were the Fund costs for the last six months?
AssetsNet	$ 436,548,177
Holdings Count | Holding	53
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$436,548,177
# of Portfolio Holdings	53
Portfolio Turnover Rate	10%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Real Estate	1.2%
Short-Term Investments	2.9%
Consumer Staples	4.7%
Industrials	6.8%
Health Care	6.8%
Financials	6.9%
Consumer Discretionary	12.1%
Communication Services	13.6%
Information Technology	45.0%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

NVIDIA Corp.	12.9%
Microsoft Corp.	8.8%
Amazon.com, Inc.	7.9%
Apple, Inc.	5.9%
Broadcom, Inc.	5.5%
Meta Platforms, Inc., Class A	4.9%
Alphabet, Inc., Class A	3.8%
Netflix, Inc.	3.3%
Visa, Inc., Class A	2.7%
Intuit, Inc.	2.3%
Total	58.0%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000014225
Shareholder Report [Line Items]
Fund Name	Eaton Vance Growth Fund
Class Name	Class C
Trading Symbol	ECLCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Growth Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$92	1.80%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	1.80%	[15]
Expenses Represent Both Master and Feeder [Text]	What were the Fund costs for the last six months?
AssetsNet	$ 436,548,177
Holdings Count | Holding	53
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$436,548,177
# of Portfolio Holdings	53
Portfolio Turnover Rate	10%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Real Estate	1.2%
Short-Term Investments	2.9%
Consumer Staples	4.7%
Industrials	6.8%
Health Care	6.8%
Financials	6.9%
Consumer Discretionary	12.1%
Communication Services	13.6%
Information Technology	45.0%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

NVIDIA Corp.	12.9%
Microsoft Corp.	8.8%
Amazon.com, Inc.	7.9%
Apple, Inc.	5.9%
Broadcom, Inc.	5.5%
Meta Platforms, Inc., Class A	4.9%
Alphabet, Inc., Class A	3.8%
Netflix, Inc.	3.3%
Visa, Inc., Class A	2.7%
Intuit, Inc.	2.3%
Total	58.0%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000048018
Shareholder Report [Line Items]
Fund Name	Eaton Vance Growth Fund
Class Name	Class I
Trading Symbol	ELCIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Growth Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$41	0.80%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.80%	[16]
Expenses Represent Both Master and Feeder [Text]	What were the Fund costs for the last six months?
AssetsNet	$ 436,548,177
Holdings Count | Holding	53
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$436,548,177
# of Portfolio Holdings	53
Portfolio Turnover Rate	10%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Real Estate	1.2%
Short-Term Investments	2.9%
Consumer Staples	4.7%
Industrials	6.8%
Health Care	6.8%
Financials	6.9%
Consumer Discretionary	12.1%
Communication Services	13.6%
Information Technology	45.0%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

NVIDIA Corp.	12.9%
Microsoft Corp.	8.8%
Amazon.com, Inc.	7.9%
Apple, Inc.	5.9%
Broadcom, Inc.	5.5%
Meta Platforms, Inc., Class A	4.9%
Alphabet, Inc., Class A	3.8%
Netflix, Inc.	3.3%
Visa, Inc., Class A	2.7%
Intuit, Inc.	2.3%
Total	58.0%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000080478
Shareholder Report [Line Items]
Fund Name	Eaton Vance Growth Fund
Class Name	Class R
Trading Symbol	ELCRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Growth Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$66	1.30%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.30%	[17]
Expenses Represent Both Master and Feeder [Text]	What were the Fund costs for the last six months?
AssetsNet	$ 436,548,177
Holdings Count | Holding	53
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$436,548,177
# of Portfolio Holdings	53
Portfolio Turnover Rate	10%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Real Estate	1.2%
Short-Term Investments	2.9%
Consumer Staples	4.7%
Industrials	6.8%
Health Care	6.8%
Financials	6.9%
Consumer Discretionary	12.1%
Communication Services	13.6%
Information Technology	45.0%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

NVIDIA Corp.	12.9%
Microsoft Corp.	8.8%
Amazon.com, Inc.	7.9%
Apple, Inc.	5.9%
Broadcom, Inc.	5.5%
Meta Platforms, Inc., Class A	4.9%
Alphabet, Inc., Class A	3.8%
Netflix, Inc.	3.3%
Visa, Inc., Class A	2.7%
Intuit, Inc.	2.3%
Total	58.0%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000014226
Shareholder Report [Line Items]
Fund Name	Eaton Vance Large-Cap Value Fund
Class Name	Class A
Trading Symbol	EHSTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Large-Cap Value Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$52	1.02%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.02%	[18]
Expenses Represent Both Master and Feeder [Text]	What were the Fund costs for the last six months?
AssetsNet	$ 1,421,412,737
Holdings Count | Holding	68
InvestmentCompanyPortfolioTurnover	50.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,421,412,737
# of Portfolio Holdings	68
Portfolio Turnover Rate	50%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Real Estate	2.6%
Short-Term Investments	3.2%
Communication Services	4.9%
Utilities	5.3%
Consumer Staples	5.9%
Materials	5.9%
Energy	6.7%
Information Technology	8.4%
Consumer Discretionary	10.0%
Health Care	11.9%
Industrials	12.7%
Financials	22.5%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Bank of America Corp.	3.5%
Amazon.com, Inc.	3.2%
Wells Fargo & Co.	3.1%
Charles Schwab Corp.	2.7%
American International Group, Inc.	2.5%
Abbott Laboratories	2.4%
3M Co.	2.4%
Reinsurance Group of America, Inc.	2.2%
Exxon Mobil Corp.	2.1%
Cisco Systems, Inc.	2.1%
Total	26.2%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000014228
Shareholder Report [Line Items]
Fund Name	Eaton Vance Large-Cap Value Fund
Class Name	Class C
Trading Symbol	ECSTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Large-Cap Value Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$90	1.77%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	1.77%	[19]
Expenses Represent Both Master and Feeder [Text]	What were the Fund costs for the last six months?
AssetsNet	$ 1,421,412,737
Holdings Count | Holding	68
InvestmentCompanyPortfolioTurnover	50.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,421,412,737
# of Portfolio Holdings	68
Portfolio Turnover Rate	50%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Real Estate	2.6%
Short-Term Investments	3.2%
Communication Services	4.9%
Utilities	5.3%
Consumer Staples	5.9%
Materials	5.9%
Energy	6.7%
Information Technology	8.4%
Consumer Discretionary	10.0%
Health Care	11.9%
Industrials	12.7%
Financials	22.5%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Bank of America Corp.	3.5%
Amazon.com, Inc.	3.2%
Wells Fargo & Co.	3.1%
Charles Schwab Corp.	2.7%
American International Group, Inc.	2.5%
Abbott Laboratories	2.4%
3M Co.	2.4%
Reinsurance Group of America, Inc.	2.2%
Exxon Mobil Corp.	2.1%
Cisco Systems, Inc.	2.1%
Total	26.2%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000014230
Shareholder Report [Line Items]
Fund Name	Eaton Vance Large-Cap Value Fund
Class Name	Class I
Trading Symbol	EILVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Large-Cap Value Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$39	0.77%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.77%	[20]
Expenses Represent Both Master and Feeder [Text]	What were the Fund costs for the last six months?
AssetsNet	$ 1,421,412,737
Holdings Count | Holding	68
InvestmentCompanyPortfolioTurnover	50.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,421,412,737
# of Portfolio Holdings	68
Portfolio Turnover Rate	50%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Real Estate	2.6%
Short-Term Investments	3.2%
Communication Services	4.9%
Utilities	5.3%
Consumer Staples	5.9%
Materials	5.9%
Energy	6.7%
Information Technology	8.4%
Consumer Discretionary	10.0%
Health Care	11.9%
Industrials	12.7%
Financials	22.5%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Bank of America Corp.	3.5%
Amazon.com, Inc.	3.2%
Wells Fargo & Co.	3.1%
Charles Schwab Corp.	2.7%
American International Group, Inc.	2.5%
Abbott Laboratories	2.4%
3M Co.	2.4%
Reinsurance Group of America, Inc.	2.2%
Exxon Mobil Corp.	2.1%
Cisco Systems, Inc.	2.1%
Total	26.2%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000014229
Shareholder Report [Line Items]
Fund Name	Eaton Vance Large-Cap Value Fund
Class Name	Class R
Trading Symbol	ERSTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Large-Cap Value Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$64	1.27%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.27%	[21]
Expenses Represent Both Master and Feeder [Text]	What were the Fund costs for the last six months?
AssetsNet	$ 1,421,412,737
Holdings Count | Holding	68
InvestmentCompanyPortfolioTurnover	50.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,421,412,737
# of Portfolio Holdings	68
Portfolio Turnover Rate	50%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Real Estate	2.6%
Short-Term Investments	3.2%
Communication Services	4.9%
Utilities	5.3%
Consumer Staples	5.9%
Materials	5.9%
Energy	6.7%
Information Technology	8.4%
Consumer Discretionary	10.0%
Health Care	11.9%
Industrials	12.7%
Financials	22.5%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Bank of America Corp.	3.5%
Amazon.com, Inc.	3.2%
Wells Fargo & Co.	3.1%
Charles Schwab Corp.	2.7%
American International Group, Inc.	2.5%
Abbott Laboratories	2.4%
3M Co.	2.4%
Reinsurance Group of America, Inc.	2.2%
Exxon Mobil Corp.	2.1%
Cisco Systems, Inc.	2.1%
Total	26.2%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000142453
Shareholder Report [Line Items]
Fund Name	Eaton Vance Large-Cap Value Fund
Class Name	Class R6
Trading Symbol	ERLVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Large-Cap Value Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$37	0.72%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.72%	[22]
Expenses Represent Both Master and Feeder [Text]	What were the Fund costs for the last six months?
AssetsNet	$ 1,421,412,737
Holdings Count | Holding	68
InvestmentCompanyPortfolioTurnover	50.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,421,412,737
# of Portfolio Holdings	68
Portfolio Turnover Rate	50%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Real Estate	2.6%
Short-Term Investments	3.2%
Communication Services	4.9%
Utilities	5.3%
Consumer Staples	5.9%
Materials	5.9%
Energy	6.7%
Information Technology	8.4%
Consumer Discretionary	10.0%
Health Care	11.9%
Industrials	12.7%
Financials	22.5%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Bank of America Corp.	3.5%
Amazon.com, Inc.	3.2%
Wells Fargo & Co.	3.1%
Charles Schwab Corp.	2.7%
American International Group, Inc.	2.5%
Abbott Laboratories	2.4%
3M Co.	2.4%
Reinsurance Group of America, Inc.	2.2%
Exxon Mobil Corp.	2.1%
Cisco Systems, Inc.	2.1%
Total	26.2%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000014231
Shareholder Report [Line Items]
Fund Name	Eaton Vance Small-Cap Fund
Class Name	Class A
Trading Symbol	ETEGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Small-Cap Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$59	1.21%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.21%	[23]
Expenses Represent Both Master and Feeder [Text]	What were the Fund costs for the last six months?
AssetsNet	$ 177,563,686
Holdings Count | Holding	71
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$177,563,686
# of Portfolio Holdings	71
Portfolio Turnover Rate	20%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	0.8%
Communication Services	0.8%
Utilities	1.7%
Consumer Staples	2.3%
Real Estate	5.3%
Materials	5.4%
Health Care	9.0%
Information Technology	10.6%
Consumer Discretionary	14.0%
Financials	24.6%
Industrials	25.5%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Commerce Bancshares, Inc.	3.1%
Core & Main, Inc., Class A	3.0%
AptarGroup, Inc.	2.9%
CBIZ, Inc.	2.6%
Stifel Financial Corp.	2.4%
Wyndham Hotels & Resorts, Inc.	2.3%
Chemed Corp.	2.3%
Aramark	2.2%
ESCO Technologies, Inc.	2.2%
White Mountains Insurance Group Ltd.	2.2%
Total	25.2%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000014233
Shareholder Report [Line Items]
Fund Name	Eaton Vance Small-Cap Fund
Class Name	Class C
Trading Symbol	ECSMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Small-Cap Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$96	1.96%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	1.96%	[24]
Expenses Represent Both Master and Feeder [Text]	What were the Fund costs for the last six months?
AssetsNet	$ 177,563,686
Holdings Count | Holding	71
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$177,563,686
# of Portfolio Holdings	71
Portfolio Turnover Rate	20%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	0.8%
Communication Services	0.8%
Utilities	1.7%
Consumer Staples	2.3%
Real Estate	5.3%
Materials	5.4%
Health Care	9.0%
Information Technology	10.6%
Consumer Discretionary	14.0%
Financials	24.6%
Industrials	25.5%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Commerce Bancshares, Inc.	3.1%
Core & Main, Inc., Class A	3.0%
AptarGroup, Inc.	2.9%
CBIZ, Inc.	2.6%
Stifel Financial Corp.	2.4%
Wyndham Hotels & Resorts, Inc.	2.3%
Chemed Corp.	2.3%
Aramark	2.2%
ESCO Technologies, Inc.	2.2%
White Mountains Insurance Group Ltd.	2.2%
Total	25.2%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000070580
Shareholder Report [Line Items]
Fund Name	Eaton Vance Small-Cap Fund
Class Name	Class I
Trading Symbol	EISGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Small-Cap Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$47	0.96%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.96%	[25]
Expenses Represent Both Master and Feeder [Text]	What were the Fund costs for the last six months?
AssetsNet	$ 177,563,686
Holdings Count | Holding	71
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$177,563,686
# of Portfolio Holdings	71
Portfolio Turnover Rate	20%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	0.8%
Communication Services	0.8%
Utilities	1.7%
Consumer Staples	2.3%
Real Estate	5.3%
Materials	5.4%
Health Care	9.0%
Information Technology	10.6%
Consumer Discretionary	14.0%
Financials	24.6%
Industrials	25.5%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Commerce Bancshares, Inc.	3.1%
Core & Main, Inc., Class A	3.0%
AptarGroup, Inc.	2.9%
CBIZ, Inc.	2.6%
Stifel Financial Corp.	2.4%
Wyndham Hotels & Resorts, Inc.	2.3%
Chemed Corp.	2.3%
Aramark	2.2%
ESCO Technologies, Inc.	2.2%
White Mountains Insurance Group Ltd.	2.2%
Total	25.2%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000080479
Shareholder Report [Line Items]
Fund Name	Eaton Vance Small-Cap Fund
Class Name	Class R
Trading Symbol	ERSGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Small-Cap Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$71	1.46%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	1.46%	[26]
Expenses Represent Both Master and Feeder [Text]	What were the Fund costs for the last six months?
AssetsNet	$ 177,563,686
Holdings Count | Holding	71
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$177,563,686
# of Portfolio Holdings	71
Portfolio Turnover Rate	20%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	0.8%
Communication Services	0.8%
Utilities	1.7%
Consumer Staples	2.3%
Real Estate	5.3%
Materials	5.4%
Health Care	9.0%
Information Technology	10.6%
Consumer Discretionary	14.0%
Financials	24.6%
Industrials	25.5%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Commerce Bancshares, Inc.	3.1%
Core & Main, Inc., Class A	3.0%
AptarGroup, Inc.	2.9%
CBIZ, Inc.	2.6%
Stifel Financial Corp.	2.4%
Wyndham Hotels & Resorts, Inc.	2.3%
Chemed Corp.	2.3%
Aramark	2.2%
ESCO Technologies, Inc.	2.2%
White Mountains Insurance Group Ltd.	2.2%
Total	25.2%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122

[1]	Annualized
[2]	Annualized
[3]	Annualized
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[26]	Annualized